Accounts receivable	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Accounts receivable
10.	Accounts receivable

	2017	2016
Credit cards	$64,420	$65,052
Travel agencies and airlines clearing house	36,640	36,318
Cargo, mail and other travel agencies	6,798	9,278
Trade receivables due from related parties	318	499
Government	6,216	1,957
Other	7,366	6,735

	121,758	119,839
Provision for impairment	(3,673)	(3,739)

	$118,085	$116,100

Current	115,641	114,143
Non-current	2,444	1,957

	$118,085	$116,100

See detail of trade receivables due from related parties in note 23.

As of December 31, 2017, the Company maintained a non-current account receivable with a government institution in the amount of $2.4 million (2016: $1.9 million).

The maturity of the portfolio at each year-end is as follows:

	2017	2016
Neither past due nor impaired	$115,685	$110,524
Past due 1 to 30 days	1,286	711
Past due 31 to 60 days	617	914
More than 60 days	497	3,951

	118,085	116,100
Impaired	3,673	3,739

Total accounts receivable	$121,758	$119,839

Neither past due nor impaired accounts receivable are those that do not show delays in their payments, according to the payment date agreed with the customer.

Movements in the provision for impairment of receivables are as follows:

	2017	2016	2015
Balance at beginning of year	$(3,739)	$(2,997)	$(3,691)
(Additions) reversals	(879)	(1,511)	71
Write-offs	945	769	623

Balance at end of year	$(3,673)	$(3,739)	$(2,997)